LONG-TERM DEBT AND CREDIT FACILITIES - Senior notes (Details) - USD ($) $ in Millions		12 Months Ended
	Jun. 01, 2021	Dec. 31, 2022	Dec. 31, 2021
Long-term debt
Principal amount		$ 2,608.4
Repayment of debt		340.0	$ 500.0
Senior notes
Long-term debt
Principal amount		$ 1,248.4
Redemption price (as a percent)		100.00%
Redeem of the principal amount (as a percent)		100.00%
Prior to maturity upon certain fundamental changes		101.00%
Senior notes | Minimum
Long-term debt
Interest rate (as a percent)		4.50%	4.50%
Premium add to the redemption price (as a percent)		45
Senior notes | Maximum
Long-term debt
Interest rate (as a percent)		6.875%	6.875%
Premium add to the redemption price (as a percent)		50
Notes
Long-term debt
Principal amount		$ 1,250.0
5.125% senior notes
Long-term debt
Principal amount	$ 500.0
Interest rate (as a percent)	5.125%
Repayment of debt	$ 6.4
5.950% senior notes
Long-term debt
Principal amount		$ 500.0
Interest rate (as a percent)		5.95%
Redeemable period, before maturity date		3 months
4.50% senior notes
Long-term debt
Principal amount		$ 500.0
Interest rate (as a percent)		4.50%
Redeemable period, before maturity date		3 months
6.875% senior notes
Long-term debt
Principal amount		$ 250.0
Interest rate (as a percent)		6.875%
Redeemable period, before maturity date		6 months